Acquisitions and Divestitures Asset Acquisition - Aliante (Details) - USD ($) $ in Thousands	Sep. 28, 2016	Dec. 31, 2017	Dec. 31, 2016	Sep. 27, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill, net		$ 888,224	$ 826,476		$ 685,310	$ 685,310
Aliante Gaming, LLC [Member]
Business Acquisition [Line Items]
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net				$ 372,300
Business Combination, Transferred	$ 399,100
Aliante Casino Hotel and Spa [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Land				16,680
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets				31,886
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets				18,148
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				225,549
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities				6,761
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				268,822
Goodwill, net		61,700	$ 153,600	130,324
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets				275,583
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities				6,208
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities				553
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				399,146
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Buildings				200,770
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Equipment				8,099
Business Acquisition, Transaction Costs		1,000		2,200
As Previously Reported [Member] | Aliante Casino Hotel and Spa [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets				31,886
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets				20,791
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				226,309
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities				6,329
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				272,657
Goodwill, net				126,489
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets				278,986
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities				5,693
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities				636
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				399,146
Adjustments [Member] | Aliante Casino Hotel and Spa [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets				0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets		(2,600)		(2,643)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		(800)		(760)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		400		432
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				(3,835)
Goodwill, net		$ 3,800		3,835
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets				(3,403)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities				515
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities				(83)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				$ 0